Related Parties - Schedule of Transactions with Related Parties (Details) - Non-executive Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 109	$ 124	$ 454
Fees, including reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Total	109	124	448
Share-based compensation [Member]
Related Party Transaction [Line Items]
Total			$ 6